Fair Value Measurement - Schedule of Changes in Fair Value of Warrant Liabilities (Details)	7 Months Ended
Sep. 30, 2021 USD ($)
Warrant Liabilities
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair value at February 25, 2021	$ 11,355,499
Change in fair value	(3,057,250)
Fair value at September 30, 2021	8,298,249
Private Placement Warrants
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair value at February 25, 2021	4,627,999
Change in fair value	(1,246,000)
Fair value at September 30, 2021	3,381,999
Public Warrants
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair value at February 25, 2021	6,727,500
Change in fair value	(1,811,250)
Fair value at September 30, 2021	$ 4,916,250